UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:       Trafelet & Company, LLC

Address:    900 Third Avenue
            Floor 5
            New York, NY 10022

13F File Number: 28-10380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Hofbauer
Title:  Chief Operating Officer
Phone:  (212) 201-7868


Signature, Place and Date of Signing:

/s/ Peter Hofbauer               New York, New York            February 11, 2005
-----------------------     --------------------------   ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total: $1,094,652
                                         (thousands)


List of Other Included Managers:

No.   Form 13F File Number            Name

1.    28-10575                        Delta Offshore, Ltd.
2.    28-10576                        Delta Institutional, LP
3.    28-10829                        Trafelet & Company Advisors, LLC



                                                    FORM 13F INFORMATION TABLE


                                                      Trafelet & Company, LLC
                                                         December 31, 2004


COLUMN 1                        COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8

                                TITLE                      VALUE      SHRS OR   SH/ PUT/   INVESTMNT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP      (X$1000)   PRN AMT   PRN CALL   DISCRETN  MGRS     SOLE      SHARED  NONE
--------------                  --------        -----      --------   -------   --------   --------  ----     ----      ------  ----

99 CENTS ONLY STORES            COM             65440K106    4,848      300,000 SH         SOLE      1, 2, 3    300,000 0       0
AETHER SYS INC                  COM             00808V105    6,764    2,025,000 SH         SOLE      1, 2, 3  2,025,000 0       0
ALLEGHENY TECHNOLOGIES INC      COM             01741R102   31,198    1,439,700 SH         SOLE      1, 2, 3  1,439,700 0       0
AMERICREDIT CORP                COM             03060R101   39,731    1,625,000 SH         SOLE      1, 2, 3  1,625,000 0       0
ARGOSY GAMING CO                COM             040228108   10,508      225,000 SH         SOLE      1, 2, 3    225,000 0       0
BE AEROSPACE INC                COM             073302101   18,624    1,600,000 SH         SOLE      1, 2, 3  1,600,000 0       0
BLUEPHOENIX SOLUTIONS LTD       SHS             M20157109    1,494      351,500 SH         SOLE      1, 2, 3    351,500 0       0
CANADIAN NAT RES LTD            COM             136385101   10,851      253,700 SH         SOLE      1, 2, 3    253,700 0       0
CANDIES INC                     COM             137409108   14,844    2,748,800 SH         SOLE      1, 2, 3  2,748,800 0       0
CENTURY ALUM CO                 COM             156431108   22,875      871,100 SH         SOLE      1, 2, 3    871,100 0       0
CHICAGO MERCANTILE HLDGS INC    CL A            167760107   41,166      180,000 SH         SOLE      1, 2, 3    180,000 0       0
CHRISTOPHER & BANKS CORP        COM             171046105   16,605      900,000 SH         SOLE      1, 2, 3    900,000 0       0
COLLEGIATE PACIFIC INC          COM NEW         194589206    8,990      650,000 SH         SOLE      1, 2, 3    650,000 0       0
CONSOL ENERGY INC               COM             20854P109   53,878    1,312,500 SH         SOLE      1, 2, 3  1,312,500 0       0
CREO INC                        COM             225606102    3,204      214,000 SH         SOLE      1, 2, 3    214,000 0       0
FIRST CASH FINL SVCS INC        COM             31942D107   11,735      439,350 SH         SOLE      1, 2, 3    439,350 0       0
GAYLORD ENTMT CO NEW            COM             367905106   16,168      389,300 SH         SOLE      1, 2, 3    389,300 0       0
GENCORP INC                     COM             368682100   26,927    1,450,000 SH         SOLE      1, 2, 3  1,450,000 0       0
GRANT PRIDECO INC               COM             38821G101   11,465      571,800 SH         SOLE      1, 2, 3    571,800 0       0
HARVEST NATURAL RESOURCES       COM             41754V103   19,209    1,112,300 SH         SOLE      1, 2, 3  1,112,300 0       0
HEXCEL CORP NEW                 COM             428291108    9,425      650,000 SH         SOLE      1, 2, 3    650,000 0       0
IMAX CORP                       COM             45245E109    4,207      510,000 SH  PUT    SOLE      1, 2, 3    510,000 0       0
INTERNET CAP GROUP INC          COM NEW         46059C205    9,000    1,000,000 SH         SOLE      1, 2, 3  1,000,000 0       0
JARDEN CORP                     COM             471109108   27,610      635,600 SH         SOLE      1, 2, 3    635,600 0       0
KMART HLDG CORP                 COM             498780105   59,469      601,000 SH         SOLE      1, 2, 3    601,000 0       0
MASCO CORP                      COM             574599106   19,617      537,000 SH         SOLE      1, 2, 3    537,000 0       0
MAXCOR FINL GROUP INC           COM             57772G100    2,273      256,600 SH         SOLE      1, 2, 3    256,600 0       0
MGM MIRAGE                      COM             552953101   14,548      200,000 SH         SOLE      1, 2, 3    200,000 0       0
MOBILE TELESYSTEMS OJSC         SPONSORED ADR   607409109    2,770       20,000 SH         SOLE      1, 2, 3     20,000 0       0
NAVARRE CORP                    COM             639208107   22,123    1,257,000 SH         SOLE      1, 2, 3  1,257,000 0       0
NRG ENERGY INC                  COM NEW         629377508   68,135    1,890,000 SH         SOLE      1, 2, 3  1,890,000 0       0
PACIFIC SUNWEAR CALIF INC       COM             694873100   15,582      700,000 SH         SOLE      1, 2, 3    700,000 0       0
PETROHAWK ENERGY CORP           COM             716495106    3,192      372,950 SH         SOLE      1, 2, 3    372,950 0       0
PINNACLE ENTMT INC              COM             723456109    3,956      200,000 SH         SOLE      1, 2, 3    200,000 0       0
PRECISION CASTPARTS CORP        COM             740189105   26,929      410,000 SH         SOLE      1, 2, 3    410,000 0       0
PRIVATE MEDIA GROUP INC         COM             74266R104    4,535    1,067,000 SH         SOLE      1, 2, 3  1,067,000 0       0
QUESTAR CORP                    COM             748356102   46,730      917,000 SH         SOLE      1, 2, 3    917,000 0       0
REDWOOD TR INC                  COM             758075402   28,195      454,100 SH         SOLE      1, 2, 3    454,100 0       0
SCIENTIFIC GAMES CORP           CL A            80874P109   38,812    1,628,000 SH         SOLE      1, 2, 3  1,628,000 0       0
TALISMAN ENERGY INC             COM             87425E103   13,480      500,000 SH         SOLE      1, 2, 3    500,000 0       0
TERRA INDS INC                  COM             880915996   17,760    2,000,000 SH         SOLE      1, 2, 3  2,000,000 0       0
TRM CORP                        COM             872636105   27,235    1,147,700 SH         SOLE      1, 2, 3  1,147,700 0       0
TXU CORP                        COM             873168108   51,325      795,000 SH         SOLE      1, 2, 3    795,000 0       0
ULTRA PETROLEUM CORP            COM             903914109   96,135    1,997,400 SH         SOLE      1, 2, 3  1,997,400 0       0
ULTRA PETROLEUM CORP            COM             903914109   62,569    1,300,000 SH  CALL   SOLE      1, 2, 3  1,300,000 0       0
VALUEVISION MEDIA INC           CL A            92047K107    4,387      315,400 SH         SOLE      1, 2, 3    315,400 0       0
VITRAN INC                      COM             92850E107    4,195      245,300 SH         SOLE      1, 2, 3    245,300 0       0
WESTCORP INC                    COM             957907108   16,076      350,000 SH         SOLE      1, 2, 3    350,000 0       0
WILLBROS GROUP INC              COM             969199108   13,685      593,700 SH         SOLE      1, 2, 3    593,700 0       0
WILSONS THE LEATHER EXPERTS     COM             972463103    9,613    2,464,800 SH         SOLE      1, 2, 3  2,464,800 0       0


03388.0003 #545616